UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23837

DriveWealth ETF Trust

(Exact name of registrant as specified in charter)

15 Exchange Place

10th Floor

Jersey City, New Jersey 07302

(Address of principal executive offices) (zip code)

Christopher Quinn 15 Exchange Place 10th Floor Jersey City, New Jersey 07302
(Name and address of agent for service)
Copies to:
Richard F. Kerr, Esq. K&L Gates LLP One Lincoln Street Boston, Massachusetts 02111-2950 Keri E. Riemer, Esq. K&L Gates LLP 599 Lexington Avenue New York, New York 10022

Registrant’s telephone number, including area code: (800) 461-2680

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

DriveWealth ICE 100 Index ETF

Semi-Annual Report

(Unaudited)

September 30, 2023

i

DriveWealth ICE 100 Index ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Sector Weightings (Unaudited)
Domestic Equity	49.1%
Domestic Fixed Income	41.4%
International Equity	8.9%
Money Market Fund	0.6%
Description	Shares	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity — 49.1%
Alerian MLP ETF	177	$7,469
Avantis U.S. Large Cap Value ETF	137	7,217
BNY Mellon U.S. Large Cap Core Equity ETF	87	7,047
Cambria Shareholder Yield ETF	118	7,299
Dimensional U.S. High Profitability ETF	275	7,065
Distillate U.S. Fundamental Stability & Value ETF	160	7,142
Energy Select Sector SPDR Fund	79	7,141
Fidelity MSCI Energy Index ETF	290	7,224
First Trust Energy AlphaDEX Fund	411	7,160
First Trust Global Tactical Commodity Strategy Fund	295	7,080
First Trust Natural Gas ETF	276	7,173
FT Cboe Vest Fund of Deep Buffer ETFs	340	7,225
Global X U.S. Infrastructure Development ETF	238	7,230
Innovator Defined Wealth Shield ETF	262	7,284
Innovator U.S. Equity Power Buffer ETF – August	230	7,142
Innovator U.S. Equity Power Buffer ETF – February	236	7,188
Innovator U.S. Equity Power Buffer ETF – July	214	7,212
Invesco BuyBack Achievers ETF	80	7,198
Invesco DB Commodity Index Tracking Fund	290	7,238
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	484	7,236
Invesco S&P 500 Equal Weight Energy ETF	93	7,135
Invesco S&P 500 GARP ETF	78	7,117
Invesco S&P 500 Quality ETF	142	7,106
Description	Shares	Value
Domestic Equity — 49.1% (Continued)
Invesco S&P MidCap Momentum ETF	90	$7,246
Invesco S&P MidCap Quality ETF	89	7,168
iShares Core S&P U.S. Growth ETF	74	7,017
iShares MSCI USA Quality Factor ETF	54	7,117
iShares North American Natural Resources ETF	172	7,153
iShares Russell Top 200 ETF	69	7,133
iShares S&P 500 Growth ETF	103	7,047
iShares U.S. Energy ETF	152	7,209
iShares U.S. Home Construction ETF	89	6,986
iShares U.S. Oil & Gas Exploration & Production ETF	74	7,217
iShares U.S. Oil Equipment & Services ETF	296	7,116
JPMorgan Nasdaq Equity Premium Income ETF	151	7,086
Nuveen ESG Large-Cap Growth ETF	117	7,016
Pacer U.S. Cash Cows 100 ETF	146	7,217
Pacer U.S. Small Cap Cash Cows 100 ETF	177	7,381
SPDR Portfolio S&P 500 Growth ETF	119	7,054
SPDR S&P 500 ESG ETF	169	7,012
SPDR S&P Homebuilders ETF	93	7,121
SPDR S&P Oil & Gas Equipment & Services ETF	75	7,184
SPDR S&P Oil & Gas Exploration & Production ETF	49	7,248
U.S. Oil Fund LP	93	7,520
VanEck BDC Income ETF	466	7,470
VanEck Oil Services ETF	21	7,246
Vanguard Energy ETF	58	7,351
Vanguard Mega Cap ETF	46	6,986
Vanguard S&P 500 Growth ETF	29	7,158
Xtrackers S&P 500 ESG ETF	179	7,011
		358,798
Domestic Fixed Income — 41.4%
AB Ultra Short Income ETF	147	7,379
Alpha Architect 1-3 Month Box ETF	72	7,465
BlackRock Short Maturity Bond ETF	147	7,334

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Schedule of Investments — (Continued)
September 30, 2023 (Unaudited)

Description	Shares	Value
Domestic Fixed Income — 41.4% (Continued)
BlackRock Short Maturity Municipal Bond ETF	147	$7,322
BlackRock Ultra Short-Term Bond ETF	147	7,406
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF	148	7,360
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	147	7,390
First Trust Enhanced Short Maturity ETF	123	7,309
First Trust Institutional Preferred Securities & Income ETF	430	7,258
First Trust Senior Loan ETF	159	7,273
FlexShares Ultra-Short Income Fund	99	7,436
Goldman Sachs Access Treasury 0-1 Year ETF	74	7,408
Goldman Sachs Access Ultra-Short Bond ETF	147	7,341
Invesco BulletShares 2024 Corporate Bond ETF	357	7,379
Invesco Senior Loan ETF	347	7,283
Invesco Ultra Short Duration ETF	147	7,306
Invesco Variable Rate Investment Grade ETF	293	7,309
Invesco Variable Rate Preferred ETF	325	7,270
iShares 0-3 Month Treasury Bond ETF	74	7,450
iShares Floating Rate Bond ETF	146	7,430
iShares iBonds Dec 2024 Term Corporate ETF	297	7,345
iShares iBonds Dec 2024 Term Treasury ETF	309	7,367
iShares Short Treasury Bond ETF	68	7,512
iShares Treasury Floating Rate Bond ETF	146	7,408
Janus Henderson AAA CLO ETF	147	7,398
Janus Henderson Short Duration Income ETF	153	7,339
JPMorgan Ultra-Short Income ETF	147	7,376
JPMorgan Ultra-Short Municipal Income ETF	146	7,366
NEOS Enhanced Income Cash Alternative ETF	148	7,384
Description	Shares	Value
Domestic Fixed Income — 41.4% (Continued)
PGIM Ultra Short Bond ETF	149	$7,374
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	74	7,410
SPDR Blackstone Senior Loan ETF	175	7,338
SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	80	7,346
SPDR Bloomberg 3-12 Month T-Bill ETF	74	7,358
SPDR Bloomberg Investment Grade Floating Rate ETF	240	7,373
SPDR SSgA Ultra Short-Term Bond ETF	183	7,369
U.S. Treasury 3 Month Bill ETF	147	7,360
U.S. Treasury 6 Month Bill ETF	148	7,422
VanEck IG Floating Rate ETF	292	7,385
Vanguard Ultra-Short Bond ETF	149	7,329
WisdomTree Floating Rate Treasury Fund	146	7,347
		302,014
International Equity — 8.9%
Invesco DB Oil Fund	418	7,378
iShares Global Energy ETF	177	7,303
iShares GSCI Commodity Dynamic Roll Strategy ETF	250	7,287
iShares MSCI India Small-Cap ETF	116	7,322
iShares S&P GSCI Commodity Indexed Trust	325	7,316
United States Brent Oil Fund LP	233	7,472
VanEck Vietnam ETF	480	6,499
WisdomTree India Earnings Fund	196	7,205
WisdomTree Japan Hedged Equity Fund	82	7,237
		65,019
Money Market Fund — 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.28% (7 day yield)	4,467	4,467
Total Investment Companies (Cost $736,239)		730,298
Total Investments — 100.0% (Cost $736,239)		$730,298

Percentages are based on Net Assets of $730,313.

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Statement of Assets and Liabilities
September 30, 2023 (Unaudited)

Assets
Investments, at Cost	$736,239
Investments, at Value	730,298
Dividends and Interest Receivable	441
Total Assets	730,739
Liabilities
Accrued Advisory Fee	426
Total Liabilities	426
Net assets	$730,313
Net Assets Consist of:
Paid in Capital	$688,258
Total Distributable Earnings	42,055
Net Assets	$730,313

Net Asset Value, Offering and Redemption Price Per Share	$25.18
Shares Outstanding (unlimited authorized – no par value)	29,000

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Statement of Operations
For the Period Ended September 30, 2023(a) (Unaudited)

Investment Income
Dividend Income	$23,088
Interest Income	222
Total Investment Income	23,310
Expenses
Advisory Fee	3,492
Total Expenses	3,492
Net Investment Income (Loss)	19,818
Realized and Unrealized Gain (Loss):
Net Realized Gain on
Investments	10,097
In-Kind Redemptions	18,081
Net Realized Gain (Loss)	28,178
Net Change in Unrealized Depreciation on
Investments	(5,941)
Net Realized and Unrealized Gain (Loss)	22,237
Net Increase (Decrease) in Net Assets from Operations	$42,055

____________

(a)      Fund commenced operations on April 25, 2023.

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Statements of Changes (Unaudited)

Period Ended September 30, 2023(a)
Operations:
Net Investment Income (Loss)	$19,818
Net Realized Gain (Loss)	28,178
Net Change in Unrealized Appreciation (Depreciation)	(5,941)
Net Increase (Decrease) in Net Assets from Operations	42,055
Capital Share Transactions:
Subscriptions	1,971,110
Redemptions	(1,282,852)
Increase (Decrease) in Net Assets from Capital Transactions	688,258
Total Increase (Decrease) in Net Assets	730,313
Net Assets:
Beginning of period	—
Ending	$730,313
Share Transactions:
Subscriptions	79,000
Redemptions	(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	29,000

____________

(a)      The Fund commenced operations on April 25, 2023.

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Financial Highlights

Period Ended September 30, 2023(a) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) From Investment Operations:
Net Investment Income(b)	0.31
Net Realized and Unrealized Gain (Loss)(c)	(0.13)
Total From Investment Operations	0.18
Net Asset Value, End of Period	$25.18
Total Return on Net Asset Value(d),(e)	0.73%
Supplemental Data:
Net Assets, End of Period	$730,313
Ratio of Expenses to Average Net Assets(f)	0.50%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	2.86%
Portfolio Turnover(e),(g),(h)	115%

____________

(a)      The Fund commenced operations on April 25, 2023.

(b)      Calculated based on average shares outstanding during the period.

(c)      Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)      Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)      Not annualized.

(f)      Annualized.

(g)      Portfolio turnover rate excludes in-kind transactions.

(h)      Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

The accompanying notes are an integral part of the financial statements.

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 1 — Organization

DriveWealth ETF Trust (the “Trust”) was organized as a Delaware statutory trust on October 11, 2022 and is permitted to offer multiple, separate series. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and DriveWealth ICE 100 Index ETF (the “Fund”) is a diversified series of the Trust.

The Fund’s investment objective is to seek investment results that, before fees and expenses, track the performance of the ICE DriveWealth ETF 100 Index. The Fund commenced operations on April 25, 2023.

Shares of the Fund are listed on NYSE Arca, Inc. (the “Exchange”), a national securities exchange and trade in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to at net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Fund issues and redeems shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

The Fund issues and redeems capital shares in aggregation of a specified number of shares (each, a “Creation Unit”) to certain institutional investors (typically market makers or other broker‐dealers) on a continuous basis through its distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in‐kind securities, cash or a combination thereof, consistent with the Fund’s investment objective, policies and disclosure.

Note 2 — Summary of Significant Accounting Policies

The net asset value per share of the Fund is normally calculated as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally, 4:00 p.m. Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•        Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 2 — Summary of Significant Accounting Policies (cont.)

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The securities in the portfolio of the Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third-party pricing service, or market quotations.

Exchange-traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s Board of Trustees (the “Board”) has designated DriveAdvisory, LLC (the “Adviser”) as the valuation designee for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2023.

	Level 1	Level 2	Level 3	Total
Assets
Investment Companies
Domestic Equity	$358,798	$—	$—	$358,798
Domestic Fixed Income	302,014	—	—	302,014
International Equity	65,019	—	—	65,019
Money Market Fund	—	4,467	—	4,467
Total Investments	$725,831	$4,467	$—	$730,298

For the period ended September 30, 2023, there were no transfers into or out of Level 3 for the Fund.

Share Valuation

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of the Fund outstanding, rounded to the nearest cent. The NAV per share for the Fund normally is calculated by the Administrator and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933)

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 2 — Summary of Significant Accounting Policies (cont.)

and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined within these Notes to Financial Statements.

Use of Estimates

The preparation of the financial statement in accordance with U.S. GAAP requires management to make estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates.

Security Transactions and Investment Income

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders

Dividends from net investment income and net realized capital gains, if any, are declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

Federal Income Taxes

It is the intention of the Fund to qualify for treatment as a regulated investment company (“RIC”) by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

Indemnification

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund may enter into contracts that contain representations and that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund.

Note 3 — Investment Advisory Agreement and Other Services

The Fund retains the Adviser as its investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”). For such investment advisory services, the Fund has agreed to pay the Adviser a unitary advisory fee payable at the annual rate of 0.50% of the Fund’s average daily net assets. Under the Advisory Agreement, the Adviser bears all of its own costs associated with providing services to the Fund.

In addition, the Adviser has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) expenses incurred

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 3 — Investment Advisory Agreement and Other Services (cont.)

in connection with any distribution plan adopted by the Trust in compliance with Rule 12b‐1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), including distribution fees; (v) the compensation payable to the Adviser under the Advisory Agreement; (vi) litigation and tax reclaim expenses; and (vii) any expenses determined to be extraordinary expenses by the Board of Trustees (the “Board”). With the Fund’s consent, the Adviser may subcontract to third parties some of its responsibilities to the Fund under the Investment Advisory Agreement and may compensate each such third party that provides such services.

Pursuant to an investment sub‐advisory agreement (the “Sub‐Advisory Agreement”) with the Adviser, Penserra Capital Management LLC (“Penserra”) is responsible for the day‐to‐day management of the Fund. Under the Sub‐Advisory Agreement, the Adviser pays the Sub‐adviser a fee for its services. For the period ended September 30, 2023, the Fund paid Penserra Securities LLC, an affiliate of Penserra, $0 for brokerage commissions.

The Fund has adopted a Distribution Plan (the “Distribution Plan”) that allows the Fund to pay distribution fees to Foreside Fund Services, LLC (the “Distributor”) and other firms that provide distribution services (“Service Providers”). Under the Distribution Plan, if a Service Provider provides distribution services, the Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b‐1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b‐1 fees pursuant to the Plan. 12b‐1 fees may only be imposed after approval by the Board.

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund. State Street maintains all necessary shareholder records.

Note 4 — Investment Transactions

For period ended September 30, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were $1,897,394 and $1,793,801.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended September 30, 2023, there were in-kind transactions associated with creations and redemptions of $1,863,839 and $1,263,837.

Note 5 — Tax Information

At September 30, 2023, the cost of investments for Federal income tax purposes was as follows:

Tax cost of investments	$736,239
Gross tax unrealized appreciation	$2,576
Gross tax unrealized depreciation	(8,517)
Net tax unrealized appreciation (depreciation)	$(5,941)

Note 6 — Principal Risks

Equity Securities Risk    The Fund will hold the equity securities issued by the Underlying ETFs. Equity securities, such as common stock, are subject to changes in value, and their values may be more volatile than those of other asset classes.

Cash Management Risk    The Fund intends to hold cash or use a cash sweep vehicle for excess cash of the Fund to accommodate Fund operations. While the Fund does not intend to maintain larger cash positions, it is possible that holding cash could negatively affect the Fund’s performance due to missed investment opportunities, and may also subject the Fund to additional risks, such as increased credit risk with respect to the custodian bank holding the assets.

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 6 — Principal Risks (cont.)

ETF Risk    Like other ETFs, the Fund is subject to the following risks:

•        Authorized Participants Concentration Risk    The Fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Fund’s shares and are authorized to transact in Creation Units (described in Note 1) with the Fund). To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. This, in turn, could lead to wider spreads between the bid price (i.e., the highest price a buyer is willing to pay to purchase shares) and the ask price (i.e., the lowest price a seller is willing to accept for shares) of the Fund.

•        Premium/Discount Risk    There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium to NAV) or less than the NAV intra-day (at a discount to NAV). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, bid-ask spreads (as defined below) may widen and market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

•        Secondary Market Trading Risk    Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

The Underlying ETFs will also be subject to the foregoing risks.

Investments in Other Investment Companies and ETFs Risk    Because the Fund invests all or substantially all of its assets in the Underlying ETFs, the Fund’s investment performance is directly related to the performance of those Underlying ETFs, the majority of which are registered investment companies. The Fund’s NAV will change with changes in the value of the Underlying ETFs. In addition, Fund investors will incur a proportionate share of the expenses of the Underlying ETFs (including any operating costs and investment management fees) in addition to the fees and expenses regularly borne the Fund. The Fund will be affected by the investment policies, and practices, performance and risks of the Underlying ETFs in direct proportion to the amount of assets the Fund invests in such Underlying ETFs. Because the Fund seeks to track the Index, the components of which may change on a quarterly basis, the extent to which the Fund is indirectly affected by, or exposed to, an Underlying ETF’s performance or risks will vary based on the Index. In addition, to the extent that a significant portion of the Underlying ETFs represent similar asset classes or have similar risks, the Fund will have greater exposure to such asset classes and risks.

Liquidity Risk    An Underlying ETF’s investments may be subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Underlying ETF to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 6 — Principal Risks (cont.)

by an Underlying ETF, particularly during periods of market stress. In addition, if a number of securities held by an Underlying ETF stop trading, it may have a cascading effect and cause the Underlying ETF to halt trading. Volatility in market prices will increase the risk of the Underlying ETF being subject to a trading halt. Certain countries in which an Underlying ETF may invest may be subject to extended settlement delays and/or foreign holidays, during which the Underlying ETF will unlikely be able to convert holdings to cash.

Unregistered Investment Vehicles Risk    The Fund may invest in Underlying ETFs that are not registered as investment companies under the 1940 Act. The Fund’s investments in such vehicles will not have the regulatory protections afforded by the 1940 Act, such as those that limit the use of leverage and impose requirements on the custody of assets.

Market Risk    The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Fund performance. Securities markets also may experience long periods of decline in value. Changes in the financial condition of a single issuer can impact a market as a whole. Geo-political risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. Events such as natural disasters or pandemics, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. In addition, markets and market participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large.

Passive Investment Risk    There is no guarantee that the Index will create the desired exposure, and the Fund is not actively managed. The Fund does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Management Risk    Although the Fund intends to replicate the Index, under unusual circumstances, the Adviser or the sub-adviser to the Fund may determine that it would be in the best interest of the Fund to not fully replicate the Index and/or to hold securities not included in the Index or to hold securities included in the Index at a percentage that differs from the Index percentage. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk    There is a risk that the performance of the Fund may diverge from performance of the Index as a result of tracking error. Tracking error may occur because of the differences between the securities held in the Fund’s portfolio and those included in the Index, because of pricing differences, transaction and/or operating costs, the Fund’s holding uninvested cash, differences in the timing of the accrual of dividends, changes to the Index or the costs of complying with various new or existing regulatory requirements. Additionally, tracking error may result because the Fund incurs fees and expenses, while the Index does not.

Large Shareholder Risk    A significant percentage of the Fund’s shares may be owned or controlled by the Adviser and its affiliates, or one or more other large shareholders. Accordingly, the Fund is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Fund’s net asset value and performance.

New Fund Risk    A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies.

DriveWealth ICE 100 Index ETF
Notes to Financial Statements
September 30, 2023 (Unaudited)

Note 6 — Principal Risks (cont.)

Tax Risk    In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

Note 7 — Subsequent Events

Effective November 3, 2023, the name of the Fund will be changed from DriveWealth ICE 100 Index ETF to DriveWealth NYSE 100 Index ETF. Additionally, effective November 3, 2023, the name of the Index will be changed from DriveWealth ICE 100 Index to DriveWealth NYSE 100 Index.

DriveWealth ICE 100 Index ETF
Board Considerations Regarding Approval of Investment Management Agreement and
Sub-Advisory Agreement
September 30, 2023

Advisory Contract Approval

At an in-person meeting held on January 11, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of DriveWealth ETF Trust (the “Trust”), including the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust, on behalf of the DriveWealth ICE 100 Index ETF (the “Fund”), and DriveAdvisory, LLC (“DriveAdvisory” or the “Adviser”) (the “Advisory Agreement”) and the Sub-Advisory Agreement between DriveAdvisory and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”) with respect to the Fund.

In considering the Advisory Agreement and the Sub-Advisory Agreement with respect to the Fund, the Board requested and received in advance of the Meeting a variety of materials that the Board determined to be reasonably necessary to evaluate each of the Agreements the Adviser and the Sub-Adviser. The Board reviewed and discussed the response materials provided by the Adviser and the Sub-Adviser in support of the consideration of each of the Agreements.

At the Meeting, the Board discussed the presentations provided by DriveAdvisory and Penserra at the Meeting, highlighting that the DriveAdvisory and the Penserra representatives had responded to relevant questions prior to and throughout the Meeting regarding their respective experience and commitment to the Fund. The Board noted the extensive discussions among the Board members, as well as discussions among the Independent Trustees during their executive session, at the Meeting, regarding their review of the response materials, and concluded that, based on the information provided, the Board was satisfied that DriveAdvisory and the Sub-Adviser had provided sufficiently detailed responses to allow for an informed decision regarding the initial approval of each of the Advisory Agreement and the Sub-Advisory Agreement. The Board reported its conclusion that the initial approval of the Advisory Agreement and Sub-Advisory Agreement should enable the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board stated that prudent exercise of judgment warranted the approval of the Advisory Agreement and Sub-Advisory Agreement. It also was noted that the decision of the Board, including all of the Independent Trustees, to approve the Advisory Agreement and Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. Upon consideration of these and other factors, the Board also determined:

Nature, extent, and quality of services.

With respect to the Advisory Agreement and the Sub-Advisory Agreement, the Board reviewed the strength and commitment of the Adviser, the Sub-Adviser and the relevant key investment professionals for the Fund, the cost structure of the Adviser and the Sub-Adviser, and the financial, risk management and compliance controls expected to be employed by each of the Adviser and the Sub-Adviser. The Board evaluated the Adviser’s and Sub-Adviser’s respective services and investment process, and the steps taken by each of the Adviser and the Sub-Adviser to ensure that the Fund will be managed with the support of highly dedicated and experienced investment professionals. In this regard, the Independent Trustees noted the experience of the Sub-Adviser in managing other exchange-traded funds (each, an “ETF”) that track an index with a similar investment strategy of investing in other ETFs. The Board also noted the experience, background, and reputation of the Fund’s portfolio management team. The Trustees discussed the ability of the Adviser and the Sub-Adviser to provide their respective services to the Fund, noting that the Adviser would be responsible for overseeing the Sub-Adviser’s role in managing the Fund’s investments in accordance with the Fund’s stated investment objective, strategies and policies. They also discussed the services to be provided by the Adviser and/or the Sub-Adviser to the Fund that are necessary for the operation of the Fund. Additionally, the Trustees considered that the Adviser would be responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision and coordination of the services to be provided by the Sub-Adviser, and also would be responsible for monitoring and reviewing the activities of the Sub-Adviser and other third-party service providers. In this regard, the Board noted that the Adviser is a new entity that is building its operation, including through engagement of high quality, experienced service providers to provide services to the Fund, and that the Adviser will operate as part of the overall DriveWealth organization and be able to draw upon experienced DriveWealth’s experienced personnel and resources in performing its services. The Board further considered the Adviser’s knowledge and ability to oversee those service providers in the conduct of the Fund’s business. The Board noted that they had received a memorandum from counsel to the Trust outlining their responsibilities under state and Federal law in connection with the approval of the Advisory Agreement and the Sub-Advisory Agreement, and had the opportunity to meet with counsel to discuss such responsibilities.

The Board concluded that the nature, extent and quality of the management and advisory and sub-advisory services to be provided are necessary and appropriate and that the Adviser and Sub-Adviser may reasonably be expected to each provide a high quality of service under the Agreements.

Investment performance.

The Board considered that the Fund had not launched yet and therefore no performance information with respect to the Fund could be provided for their consideration. The Board also considered that while the Adviser did not manage any comparable mandates, the Sub-Adviser manages a fund with a similar, though not identical, investment strategy and has substantial experience providing sub-advisory services to other registered investment companies. The Board next noted the resources available to the Adviser to monitor the performance, investment style and risk-adjusted performance of the Sub-Adviser. The Board also reviewed fee and expense ratio data compared to those of the Fund. The Board took into consideration that it would receive updates on the Fund’s performance once it commenced investment operations and thus be able to monitor the Fund’s performance.

Fees and expenses.

The Board next reviewed information provided by the Adviser and Sub-Adviser regarding the Fund’s advisory fee and sub-advisory fee, respectively. The Trustees noted that the advisory fee was a unitary fee charged to the Fund, and the sub-advisory fee was an asset-based fee that would be paid by the Adviser (not the Fund). They reviewed comparative information regarding fees for other passively-managed ETFs, noting that the Fund is unique in that it is currently the only series of the Trust, which itself is a newly formed registered investment company. The Board acknowledged that the fee arrangement in the Advisory Agreement had standard carve-outs for unitary fee arrangements. Additionally, the Board took into consideration that the Adviser, and not the Fund, would be responsible for paying the sub-advisory fees and that such fees are the result of an arm’s length negotiation with the Sub-Adviser. The Board also noted that the Adviser will be obligated to pay all expenses of the Fund (except certain enumerated and extraordinary expenses) including expenses of service providers discussed above, in addition to the sub-advisory fee, and that the advisory fee had been designed to permit the Adviser to engage high quality service providers. The Board further noted that the Sub-Advisory Agreement includes a fee schedule that reduces the sub-advisory fees as assets increase. The Board noted that any such reduction in sub-advisory fees rates would be to the benefit of the Adviser, as the Adviser, and not the Fund, is responsible for paying the sub-advisory fees. The Board also took into account anticipated expenses of the Fund as presented by representatives of the Adviser. The Board concluded that the advisory fees to be paid by the Fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Advisory Agreement. The Board also concluded that the sub-advisory fees to be paid by the Adviser to the Sub-Adviser are reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the Sub-Advisory Agreement.

Profitability/Fall out benefits.

The Board also considered information provided by the Adviser regarding the anticipated cost of providing services to the Fund, and the benefits to the Adviser from its relationship to the Fund. The Trustees reviewed and considered the Adviser’s representations regarding the assumptions and methods of allocating certain costs in the provision of advisory and other services. The Board also took into account the significant investment by, and cost to, the Adviser in creating the investment management infrastructure to support the Fund, the stated commitment of the Adviser and its parent company to continue supporting various aspects of the Fund and services needed by the Fund, and other support for investors.

The Board also considered potential “fall-out” or ancillary benefits to the Adviser and Sub-Adviser as a result of their relationship with the Fund. The Board observed that the Adviser anticipates that its affiliate, a registered broker-dealer, may act as clearing broker with respect to securities of the Fund and, as such, may receive compensation for such activities. The Board further noted that Adviser and Sub-Adviser may benefit from being associated with the Fund, such as potential publicity resulting from the marketing of the Fund. The Board concluded that any potential benefits derived by the Adviser and Sub-Adviser from their relationship with the Fund, to the extent such benefits are identifiable or determinable, would be reasonable and fair, would result from the provision of appropriate services to the Fund and investors therein, and would be consistent with industry practice and the best interests of the Fund and their shareholders.

Economies of scale.

The Board then considered whether there would be economies of scale with respect to the management of the Fund, and whether the fee rate was reasonable in relation to the Fund’s projected asset levels and any economies of scale that may develop. The Board observed that the advisory fee is a unitary fee that includes the advisory fee and other expenses of the Fund. The Board noted that the sub-advisory fee under the Sub-Advisory Agreement includes asset level breakpoints as a means by which the Adviser would share in the benefits of potential economies of scale as the Fund’s assets grow. The Board further noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of the sub-advisory fee payable to Sub-Adviser. The Trustees considered the substantial investment in the Fund and the Trust already made by the Adviser, and its level of commitment to the growth of the Fund and the Trust overall. The Board concluded that the Fund will benefit from the investments made by the Adviser, including the Adviser’s obligation to pay all expense of the Fund (except for certain enumerated and extraordinary expenses identified in the Advisory Agreement and as disclosed in the Fund’s Prospectus).

The Trustees, including all of the Independent Trustees, determined that they were satisfied with the completeness of the information presented at the Meeting, and concluded that they had been provided with appropriately sufficient information to consider the approval of the Agreements. Taking into account all of the information received, and after evaluating all factors that they deemed to be material, including those factors described above, in their totality and without any one factor being dispositive, the Trustees, including the Independent Trustees, agreed that in consideration of all the information provided, in light of a weighing and balancing of all factors reviewed, and in the exercise of the Trustees’ business judgment, approving the Agreements was in the best interest of the Fund and its shareholders.

DriveWealth ICE 100 Index ETF
Disclosure of Fund Expenses
September 30, 2023 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs and transaction fees, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/25/23(a)	Ending Account Value 9/30/23	Annualized Expense Ratio	Expenses Paid During the Period
Actual Fund Return	$1,000.00	$1,007.30	0.50%	$2.19	(b)
Hypothetical 5% Annual Return	$1,000.00	$1,022.60	0.50%	$2.54	(c)

____________

(a)      Fund Commencement.

(b)      The dollar amount shown as expenses paid during the period is multiplied by 159/366, which is the number of days since inception divided by the number of days in the year.

(c)      The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period).

DriveWealth ICE 100 Index ETF
Supplemental Information
September 30, 2023 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund (including exchange-traded fund) shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.drivewealth.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-800-461-2680. Furthermore, you can obtain the SAI by accessing the Commission’s website at www. sec.gov or by accessing the Fund’s website at www.drivewealth.com.

DELIVERY OF SHAREHOLDER DOCUMENTS — HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Investment Adviser	Distributor:
Driveadvisory, LLC 15 Exchange Place, 10TH Floor Jersey City, New Jersey 07302	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Sub-Adviser	Independent Registered Public Accounting Firm
Penserra Capital Management LLC 4 Orinda Way, Suite 100-A Orinda, California 94563	Kpmg Two Financial Center Boston, MA 02111
Administrator, Transfer Agent and Custodian	Legal Counsel:
State Street Bank and Trust Company One Congress Street, Suite 1 Boston, MA 02114	K&L Gates LLP One Congress Street, Suite 2900 Boston, MA 02114

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You can find the Trust’s prospectus and other information about the Trust, including the SAI, on the Trust’s website at www.drivewealth.com or calling 1-800-461-2680.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(3)	Not applicable.

(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DriveWealth ETF Trust

By:	/s/ Christopher Quinn
Christopher Quinn, President (Principal Executive Officer)

Date:	December 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Quinn
Christopher Quinn, President (Principal Executive Officer)

Date:	December 4, 2023

By:	/s/ Michael Minella
Michael Minella, Treasurer (Principal Financial and Accounting Officer)

Date:	December 4, 2023